BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Principal to be Repaid per Month
Principal shall be repaid in 108 monthly installments, as described in the table below:

Months	Percentage of the amount to be repaid per month
0 a 72nd	0.0%
73rd to 132nd	0.33%
133rd to 179th	1.67%
180th	1.71%

Summary of Discounted Percentage on Payment of Unsecured Creditors

Unsecured Creditors with Judicial Deposits: Class 3 and 4 claims held by Unsecured Creditors shall be paid after the withdrawal of the judicial deposits, using the following discount percentages:

Claim Amount Interval	Discount %
Up to R$1,000.00	0%
R$1,000.01 to R$5,000.00	15%
R$5,000.01 to R$10,000.00	20%
R$10,000.01 to R$150,000.00	30%
Over R$150,000.00	50%

Restructuring Option One
Schedule of Principal Repayment Percentage per Six-month Period
Principal shall be repaid in 24 semiannual, successive installments, as shown in the table below:

Six-month periods	Percentage of the amount to be repaid per six-month period
0 to 10th	0.0%
11th to 20th	2.0%
21st to 33rd	5.7%
34th	5.9%

Restructuring Option Two
Schedule of Principal Repayment Percentage per Six-month Period
Principal shall be repaid in 24 semiannual, successive installments, as shown in the table below:

Six-month periods	Percentage of the amount to be repaid per six-month period
0 to 10th	0.0%
11th to 20th	2.0%
21st to 33rd	5.7%
34th	5.9%

Unqualified Bonds | Restructuring Option Three
Schedule of Principal Repayment Percentage per Six-month Period

Principal shall be equivalent to 50% of the unqualified bondholders’ claims, capped at US$250,000,000, and shall be repaid in twelve (12) semiannual, successive installments, as shown in the table below:

Six-month periods	percentage of the amount to be repaid per six-month period
0 to 12th	0.0%
13th to 18th	4.0%
19th to 23rd	12.66%
24th